Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Benefit Plans
9.	Net Periodic Benefit Plan Expense

The Company has a Supplemental Executive Retirement Wage Replacement Plan (SERP). The SERP is a nonqualified, defined benefit plan which provides benefits to employees as designated by the Compensation Committee of the Board of Directors if their benefits and/or contributions under the pension plan are limited by the Internal Revenue Code. The Company also has a nonqualified, defined benefit plan which provides benefits to certain directors. The SERP and the directors’ plan are unfunded and the costs of the plans are recognized over the period that services are provided.

The components of net periodic benefit cost are as follows:

	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
	(In thousands)
Service cost	$450	328	$1,349	985
Interest cost	227	199	681	597
Amortization of:
Prior service cost	24	24	73	73
Net gain	165	36	495	109

Total net periodic benefit cost	$866	587	$2,598	1,764

Due to the unfunded nature of these plans, no contributions have been made or were expected to be made to the SERP and Directors’ plans during the nine months ended September 30, 2013.

The Company also maintains a defined benefit pension plan. Since it is a multiemployer plan, costs of the pension plan are based on contributions required to be made to the pension plan. We contributed $2.8 million to the defined benefit pension plan during the nine months ended September 30, 2013. We anticipate contributing funds to the plan to meet any minimum funding requirements for the remainder of 2013.

11.	Benefit Plans

Defined Benefit Pension Plan

The Company participates in the Pentegra Defined Benefit Plan for Financial Institutions (“Pentegra DB Plan”), a tax-qualified defined-benefit pension plan. The Pentegra DB Plan’s Employer Identification Number is 13-5645888 and the Plan Number is 333. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multiple-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan.

The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan contributions made by a participating employer may be used to provide benefits to participants of other participating employers.

The funded status (fair value of plan assets divided by funding target) as of July 1, 2012 and 2011 was 103.1% and 83.99%, respectively. The fair value of plan assets reflects any contributions received through June 30, 2012.

The Company’s required contribution and pension cost was $5.2 million, $5.2 million and $1.2 million in the years ended December 31, 2012, 2011 and 2010, respectively. The accrued pension liability was $1.1 million and $361,000 at December 31, 2012 and 2011, respectively. The Company’s contributions to the Pentegra DB Plan are not more than 5% of the total contributions to the plan. The Company’s expected contribution for the 2013 year is approximately $5.0 million.

SERP, Directors’ Plan and Other Postretirement Benefits Plan

The Company has a Supplemental Executive Retirement Wage Replacement Plan (SERP). The SERP is a nonqualified, defined benefit plan which provides benefits to employees as designated by the Compensation Committee of the Board of Directors if their benefits and/or contributions under the pension plan are limited by the Internal Revenue Code. The Company also has a nonqualified, defined benefit plan which provides benefits to certain directors. The SERP and the directors’ plan are unfunded and the costs of the plans are recognized over the period that services are provided.

The following table sets forth information regarding the SERP and the directors’ defined benefit plan:

	December 31,
	2012	2011
	(In thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$19,791	15,971
Service cost	1,313	1,061
Interest cost	796	811
Change in discount rate	1,360	—
Actuarial gain	235	2,712
Benefits paid	(764)	(764)

Benefit obligation at end of year	22,731	19,791

Funded status	$(22,731)	(19,791)

The underfunded pension benefits of $22.7 million and $19.8 million at December 31, 2012 and 2011, respectively, are included in other liabilities in the consolidated balance sheets. The components of accumulated other comprehensive loss related to pension plans, on a pre-tax basis, at December 31, 2012 and 2011, are summarized in the following table.

	December 31,
	2012	2011
	(In thousands)
Prior service cost	$244	342
Net actuarial gain	7,933	3,688

Total amounts recognized in accumulated other comprehensive income	$8,177	4,030

The accumulated benefit obligation for the SERP and directors’ defined benefit plan was $14.6 million and $15.8 million at December 31, 2012 and 2011, respectively. The measurement date for our SERP, directors’ plan is December 31 for the years ended December 31, 2012, 2011 and 2010.

The weighted-average actuarial assumptions used in the plan determinations at December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011
Discount rate	3.56%	4.08%
Rate of compensation increase	3.87%	3.74%

The components of net periodic benefit cost are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In thousands)
Service cost	$1,313	1,061	721
Interest cost	796	811	879
Amortization of:
Prior service cost	98	98	97
Net gain	145	—	54

Total net periodic benefit cost	$2,352	1,970	1,751

The following are the weighted average assumptions used to determine net periodic benefit cost:

	Year Ended December 31,
	2012	2011	2010

Discount rate	4.08%	5.18%	5.61%
Rate of compensation increase	3.74%	3.63%	3.58%

Estimated future benefit payments, which reflect expected future service, as appropriate for the next ten calendar years are as follows:

Amount
(In thousands)
2013	$971
2014	961
2015	952
2016	942
2017	934
2018 through 2022	9,752

401(k) Plan

The Company has a 401(k) plan covering substantially all employees providing they meet the eligibility age requirement of age 21. The Company matches 50% of the first 6% contributed by the participants. The Company’s aggregate contributions to the 401(k) plan for the years ended December 31, 2012, 2011 and 2010 were $1.2 million, $1.0 million and $761,000, respectively.

Employee Stock Ownership Plan

The ESOP is a tax-qualified plan designed to invest primarily in the Company’s common stock that provides employees with the opportunity to receive a funded retirement benefit from the Bank, based primarily on the value of the Company’s common stock. The ESOP was authorized to purchase, and did purchase, 4,254,072 shares of the Company’s common stock at a price of $10.00 per share with the proceeds of a loan from the Company to the ESOP. The outstanding loan principal balance at December 31, 2012 was $34.6 million. Shares of the Company’s common stock pledged as collateral for the loan are released from the pledge for allocation to participants as loan payments are made.

At December 31, 2012, shares allocated to participants were 1,134,419 since the plan inception. ESOP shares that were unallocated or not yet committed to be released totaled 3,119,653 at December 31, 2012, and had a fair value of $55.5 million. ESOP compensation expense for the years ended December 31, 2012, 2011 and 2010 was $2.3 million, $2.0 million and $1.8 million, respectively, representing the fair value of shares allocated or committed to be released during the year.

The Company also has established an Amended and Restated Supplemental ESOP and Retirement Plan, which is a non-qualified plan that provides supplemental benefits to certain executives as designated by the Compensation Committee of the Board of Directors who are prevented from receiving the full benefits contemplated by the retirement plan and/or employee stock ownership plan’s benefit formula. With regards to the Supplemental ESOP, the supplemental benefits consist of payments representing shares that cannot be allocated to participants under the ESOP due to the legal limitations imposed on tax-qualified plans. During the years ended December 31, 2012, 2011 and 2010, compensation expense (benefit) related to this plan amounted to $240,000, $200,000 and $200,000, respectively.

Equity Incentive Plan

At the annual meeting held on October 24, 2006, stockholders of the Company approved the Investors Bancorp, Inc. 2006 Equity Incentive Plan. The Company adopted ASC 718, “Compensation- Stock Compensation”, upon approval of the Plan, and began to expense the fair value of all share-based compensation granted over the requisite service periods.

During the year ended December 31, 2012, the Compensation and Benefits Committee approved the issuance of an additional 484,000 restricted stock awards and 7,000 stock options to certain officers. During the year ended December 31, 2011, the Compensation and Benefits Committee approved the issuance of an additional 500 restricted stock awards and 15 stock options to certain officers. During the year ended December 31, 2010, the Compensation and Benefits Committee approved the issuance of an additional 495,000 restricted stock awards and 5,000 stock options to certain officers.

ASC 718 also requires the Company to report as a financing cash flow the benefits of realized tax deductions in excess of the deferred tax benefits previously recognized for compensation expense. There were no such excess tax benefits in the years ended December 31, 2012, 2011 and 2010. In accordance with this guidance the Company classified share-based compensation for employees and outside directors within “compensation and fringe benefits” in the consolidated statements of income to correspond with the same line item as the cash compensation paid.

Stock options generally vest over a five-year service period. The Company recognizes compensation expense for all option grants over the awards’ respective requisite service periods. Management estimated the fair values of all option grants using the Black-Scholes option-pricing model. Since there is limited historical information on the volatility of the Company’s stock, management also considered the average volatilities of similar entities for an appropriate period in determining the assumed volatility rate used in the estimation of fair value. Management estimated the expected life of the options using the simplified method allowed under ASC 718. The 7-year Treasury yield in effect at the time of the grant provides the risk-free rate for periods within the contractual life of the option, which is ten years. The Company recognizes compensation expense for the fair values of these awards, which have graded vesting, on a straight-line basis over the requisite service period of the awards.

Restricted shares generally vest over a five-year service period or seven year performance based period. The product of the number of shares granted and the grant date market price of the Company’s common stock determines the fair value of restricted shares under the Company’s restricted stock plan. The Company recognizes compensation expense for the fair value of restricted shares on a straight-line basis over the requisite service period.

During the years ended December 31, 2012, 2011 and 2010, the Company recorded $3.7 million, $8.7 million and $9.5 million respectively, of share-based compensation expense, comprised of stock option expense of $424,000, $3.0 million and $3.7 million, respectively, and restricted stock expense of $3.2 million, $5.7 million and $5.8 million, respectively.

The following is a summary of the status of the Company’s restricted shares as of December 31, 2012 and changes therein during the year then ended:

	Number of Shares Awarded	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2011	989,296	$13.02
Granted	484,000	14.75
Vested	(153,057)	12.98
Forfeited	(2,500)	14.66

Non-vested at December 31, 2012	1,317,739	$13.53

Expected future compensation expense relating to the non-vested restricted shares at December 31, 2012 is $14.6 million over a weighted average period of 5.18 years.

The following is a summary of the Company’s stock option activity and related information for its option plan for the year ended December 31, 2012:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2011	4,350,068	$14.98	5.1	$68,651
Granted	7,000	17.85
Exercised	(3,000)	13.69
Forfeited	(34,000)	15.35
Expired	—	—

Outstanding at December 31, 2012	4,320,068	$14.98	4.2	$12,100

Exercisable at December 31, 2012	4,192,767	$15.02	4.1	$11,600

The fair value of the option grants was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	December 31,
	2012	2011	2010

Expected dividend yield	1.12%	—%	0.63%
Expected volatility	30.40%	31.59%	32.48%
Risk-free interest rate	0.67%	2.08%	2.48%
Expected option life	10.0 years	6.5 years	6.5 years

The weighted average grant date fair value of options granted during the years ended December 31, 2012 and 2011 was $6.04 and $4.99 per share, respectively. Expected future expense relating to the non-vested options outstanding as of December 31, 2012 is $369,000 over a weighted average period of 1.64 years. Upon exercise of vested options, management expects to draw on treasury stock as the source of the shares.